Inventories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Inventories [Abstract]
Balance at beginning	R$ (271)	R$ (4)
Adjustment to recoverable value of agricultural products, net	(4,153)	(2,040)
Realization as cost of sales	1,763	1,773
Balance at ending	R$ (2,661)	R$ (271)